Employee Benefits - Summary of Net Severance Indemnity Cost for Tata Daewoo Commercial Vehicles Limited Severance Indemnity Plan (Detail) ₨ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2018 INR (₨)	Mar. 31, 2018 USD ($)	Mar. 31, 2017 INR (₨)	Mar. 31, 2016 INR (₨)
Disclosure of net defined benefit liability (asset) [line items]
Net periodic cost	₨ (36,090.1)	$ (553.7)
Severance indemnity of Tata Daewoo Commercial Vehicles Limited [Member]
Disclosure of net defined benefit liability (asset) [line items]
Service cost	452.6	6.9	₨ 486.2	₨ 555.3
Net interest cost	(2.5)	(0.1)	7.6	23.7
Net periodic cost	₨ 450.1	$ 6.8	₨ 493.8	₨ 579.0